BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2011
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS

3. BUSINESS COMBINATIONS

Acquisition of NPC

        On November 3, 2010, Vantiv Holding acquired all of the outstanding voting securities of NPC Group, Inc. ("NPC"). NPC is a provider of payment processing services focused on the small to mid-sized merchant processing market. The acquisition of NPC enhances the Company's access to small to mid-sized merchants. The acquisition was accounted for as a business combination under ASC 805, Business Combinations. The purchase price was allocated to the assets acquired and liabilities assumed based on the estimated fair value at the date of acquisition. The excess of the purchase price over the fair value of the net assets acquired was allocated to goodwill, approximately $240.0 million of which is deductible for tax purposes. Goodwill, assigned to Merchant Services, consists primarily of processing cost synergies between NPC and the Company and the acquired workforce, neither of which qualifies as an amortizable intangible asset. The purchase price allocation is as follows (in thousands):

Current assets	$14,849
Property and equipment	8,031
Non-current assets	24,700
Goodwill	456,326
Customer relationship intangible assets	111,000
Trade name	41,000
Current liabilities	(28,643)
Non-current liabilities	(7,280)

Total purchase price	$619,983

        From the acquisition date of November 3, 2010 through December 31, 2010, revenue and net income included in the accompanying statement of income for the year ended December 31, 2010 attributable to NPC was approximately $49.4 million and $3.3 million, respectively.

        The following unaudited pro forma results reflect the results of the Company for the year ended December 31, 2010 and the six months ended December 31, 2009, assuming the acquisition of NPC had occurred on July 1, 2009 (in thousands):

	Year ended December 31, 2010	Six Months Ended December 31, 2009
Total revenue	$1,410,150	$651,543
Income from operations	214,678	104,395
Net income including non-controlling interests	74,519	20,262
Net income attributable to Vantiv, Inc.	31,977	749

        The Company incurred expenses of approximately $2.4 million during the year ended December 31, 2010 in conjunction with the acquisition of NPC, which are included within general and administrative expenses on the accompanying statement of income.

Acquisition of TNB Assets

        On July 6, 2010, the Company acquired certain assets of Town North Bank, N.A. ("TNB") to broaden the Company's market position with credit unions. The acquisition was accounted for under the acquisition method of accounting in accordance with ASC 805, Business Combinations. The purchase price was allocated to the assets acquired and liabilities assumed based on the estimated fair value at the date of acquisition. The excess of the purchase price over the fair value of the net assets acquired was allocated to goodwill, which is deductible for tax purposes. Goodwill is attributable primarily to growth opportunities, synergies and the acquired workforce, none of which qualifies as an amortizable intangible asset. Goodwill is included within Financial Institution Services. The purchase price allocation is as follows (in thousands):

Current assets	$19,836
Customer relationship intangible assets	28,865
Trade name	238
Goodwill	26,898
Current liabilities	(19,220)
Non-current liabilities	(4,175)

Total purchase price	$52,442

        The acquisition of TNB was not material to the Company's financial statements and accordingly, pro forma results have not been presented.

Vantiv, Inc. Acquisition of Vantiv Holding

        As discussed in Note 1, Vantiv, Inc. acquired a majority interest in Vantiv Holding from Fifth Third Bank and in Transactive from Fifth Third Financial on June 30, 2009. The acquisition of Vantiv Holding and Transactive was funded with approximately $560 million of cash consideration from Advent on behalf of Vantiv, Inc. to Fifth Third Bank and Fifth Third Financial. The acquisition was accounted for under the acquisition method of accounting in accordance with ASC 805, Business Combinations. The primary items that generated goodwill are the value of the newly formed relationship between Vantiv Holding and Transactive and Advent, the controlling stockholder of Vantiv, Inc., allowing Vantiv Holding and Transactive to leverage Vantiv, Inc.'s resources creating significant opportunities and incremental growth along with the acquired workforce, neither of which qualifies as an amortizable intangible asset. Goodwill attributable to the Transaction is not deductible for tax purposes. Approximately $501.2 million and $548.0 million of goodwill is included within Merchant Services and Financial Institution Services, respectively. The purchase price was allocated to the assets acquired and liabilities assumed based on the estimated fair value at the date of acquisition, as follows (in thousands):

Current assets	$549,525
Property and equipment	36,858
Non-current assets	11,778
Put rights	14,200
Goodwill	1,049,150
Customer relationship intangible assets	998,230
Note payable assumed	(1,250,000)
Liabilities assumed	(257,478)
Non-controlling interests	(592,028)

Total purchase price	$560,235

        Approximately $16.3 million of transaction related expenses are recorded within general and administrative expenses in the accompanying statement of income for the six months ended December 31, 2009.